Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (1,892)	$ (4,450)	$ (5,136)
Deferred tax provision for the period	1,169	2,199	1,177
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(637)	693	(236)
Cumulative translation effect and inflation adjustment	(205)	(16)	(279)
Remeasurements of the net defined benefit liability	(260)	(318)	24
Balance at end of the period	$ (1,825)	$ (1,892)	$ (4,450)